Schedule of Undiscounted Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
2026	$ 321,961
2026	437,483	$ 429,020
2027	374,218	437,483
2028	236,577	374,218
2029	242,492	236,577
Thereafter	1,876,477	1,876,477
Total Future Minimum Lease Payments	3,489,208	3,596,267
Less: Interest	(1,711,465)	(1,776,862)
Present Value of Lease Liabilities	1,777,743	1,819,405	$ 2,585,479
Less: Current Portion of Lease Liabilities	(167,154)	(160,285)	(302,736)	$ (208,624)
Lease Liabilities, Net of Current Portion	$ 1,610,589	1,659,120	$ 2,282,743	$ 2,349,650
2030		$ 242,492